Expense Example {- Franklin Managed Income Fund} - Franklin Investors Securities Trust - FIST1-32 - Franklin Managed Income Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 640
3 years	832
5 years	1,041
10 years	1,641
Class C
Expense Example:
1 year	271
3 years	532
5 years	917
10 years	1,999
Class R
Expense Example:
1 year	120
3 years	377
5 years	654
10 years	1,444
Class R6
Expense Example:
1 year	61
3 years	194
5 years	339
10 years	762
Advisor Class
Expense Example:
1 year	69
3 years	220
5 years	383
10 years	$ 858